Putnam Tax Exempt Income Fund
The fund's portfolio
12/31/19 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.61% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (104.3%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (0.5%)
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	$1,000,000	$1,193,300
Jefferson, Cnty. Rev. Bonds, (Warrants)
5.00%, 9/15/34	AA	2,575,000	3,077,975
5.00%, 9/15/33	AA	350,000	419,227

			4,690,502
Alaska (1.0%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/44	A+/F	6,425,000	6,880,147
4.00%, 10/1/39	A+/F	2,575,000	2,822,844

			9,702,991
Arizona (2.6%)
AZ Game & Fish Dept. and Comm. Rev. Bonds, (AGF Administration Bldg.), 5.00%, 7/1/21	Aa2	265,000	265,806
AZ State Hlth. Fac. Auth. Hlth. Care Ed. Rev. Bonds, (Kirksville College), 5.125%, 1/1/30	A-	750,000	750,000
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	1,025,000	1,112,217
AZ State Sports & Tourism Auth. Rev. Bonds, (Multi-Purpose Stadium Fac.), Ser. A, 5.00%, 7/1/30	A1	500,000	534,410
Chandler, Indl. Dev. Auth. Mandatory Put Bonds (6/3/24), (Intel Corp.), 5.00%, 6/1/49	A1	2,000,000	2,291,580
El Mirage, G.O. Bonds, AGM, 5.00%, 7/1/42	AA	250,000	269,038
Glendale, Indl. Dev. Auth. Rev. Bonds, (Midwestern U.), 5.125%, 5/15/40	A	4,500,000	4,557,330
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	A/F	3,500,000	3,899,700
Lake Havasu City, Waste Wtr. Syst. Rev. Bonds, Ser. B, AGM, 5.00%, 7/1/43	AA	250,000	287,568
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), Ser. C, 5.00%, 7/1/48	AA-	600,000	696,474
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	282,525
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	350,000	381,742
Northern AZ U. Rev. Bonds
5.00%, 6/1/36	A1	450,000	470,736
5.00%, 6/1/34	A1	250,000	282,800
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds, (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa2	1,000,000	1,511,910
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,000,000	1,078,500
(Great Hearts Academies), Ser. A, 5.00%, 7/1/36	BBB-	1,010,000	1,121,595
(Choice Academies, Inc.), 4.875%, 9/1/22	BB	95,000	97,520
(Great Hearts Academies), 3.75%, 7/1/24	BBB-	175,000	181,731
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
5.00%, 7/1/35	BB	100,000	108,584
Ser. A, 5.00%, 7/1/35	BB	150,000	162,876
Pima Cnty., Indl. Dev. Auth. Rev. Bonds, (Providence Day School, Inc.), 5.125%, 12/1/40	BBB+	500,000	509,460
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,900,000	2,458,239
5.00%, 12/1/37	A3	500,000	668,775
U. of AZ Board of Regents Syst. Rev. Bonds, (Green Bond), Ser. A, 5.00%, 7/1/41	Aa2	200,000	232,614
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/33	A2	100,000	112,572
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	265,000	278,796
Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/32	A	400,000	459,764

			25,064,862
California (2.5%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/42	A-/F	1,300,000	1,379,963
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (8/1/21), (California Academy of Sciences), Ser. B, 1.634%, 8/1/47	A2	1,000,000	999,260
CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	3,500,000	3,772,895
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,916,257
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	655,000	720,133
AGM, 5.00%, 11/15/44	AA	1,500,000	1,706,010
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	3,522,015
San Bernardino Cnty., FRB, Ser. C, 1.939%, 8/1/23	AA+	10,000,000	9,878,100

			23,894,633
Colorado (3.0%)
Colorado Health Facs Authority Rev Bond (Commonspirit Health) , Ser A1
4.00% 8/1/37(T)	BBB+	425,000	462,007
4.00% 8/1/38(T)	BBB+	650,000	704,925
4.00% 8/1/39(T)	BBB+	650,000	703,555
4.00% 8/1/44(T)	BBB+	2,250,000	2,413,082
4.00% 8/1/49(T)	BBB+	4,500,000	4,805,558
CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Hosp. Assn.), 5.00%, 5/15/45	A-	1,000,000	1,121,980
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,131,010
Denver City & Cnty., Arpt. Rev. Bonds, (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	1,925,000	2,197,888
E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21), (Sr. Libor Index), Ser. B, 2.251%, 9/1/39	A2	1,000,000	1,008,490
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A2	13,000,000	8,755,240
Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	254,608
Regl. Trans. Dist. Rev. Bonds, (Denver Trans. Partners), 6.00%, 1/15/41	Baa3	750,000	764,978
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/50(FWC)	AA	1,500,000	1,737,840
5.00%, 12/1/31(FWC)	AA	230,000	272,978
3.25%, 12/15/50	AA	2,000,000	2,063,081

			28,397,220
Connecticut (0.9%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,500,000	1,664,745
CT State Hsg. Fin. Auth. Mtge. Program Rev. Bonds, Ser. F-2, 2.20%, 5/15/23	Aaa	965,000	987,340
CT State Housing Fin Authority Rev Bonds, Ser B-1
4.10% 11/15/39(T)	Aaa	1,685,000	1,778,612
4.15% 11/15/44(T)	Aaa	4,065,000	4,286,363

			8,717,060
Delaware (0.4%)
DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.40%, 2/1/31	A-	1,700,000	1,738,471
(Indian River Pwr.), 5.375%, 10/1/45	Baa2	2,000,000	2,049,240

			3,787,711
District of Columbia (2.6%)
DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5.00%, 2/1/25	A2	1,035,000	1,038,064
DC U. Rev. Bonds, (Gallaudet U.), 5.50%, 4/1/41	A+	2,000,000	2,097,440
DC, Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB-	2,955,000	3,082,449
(D.C. Intl. School), 5.00%, 7/1/49	BBB	1,275,000	1,504,424
(D.C. Intl. School), 5.00%, 7/1/39	BBB	2,000,000	2,404,880
(Kipp DC), Ser. A, 5.00%, 7/1/37	BBB+	3,750,000	4,430,850
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Metrorail), Ser. A, zero %, 10/1/37	A-	11,000,000	6,051,650
Met Washington DC Airport Auth. (Dulles Toll Road) Rev Bonds, Ser. B
4.00%, 10/1/44(T)	A-	2,050,000	2,255,992
4.00%, 10/1/49(T)	A-	2,050,000	2,250,510

			25,116,259
Florida (6.8%)
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	890,000	938,158
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	3,700,000	4,284,563
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.)
5.00%, 11/15/45	A2	1,735,000	1,941,517
5.00%, 11/15/40	A2	2,175,000	2,447,071
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point/Waterside Hlth.)
5.00%, 11/15/44	BBB+	1,800,000	2,068,038
5.00%, 11/15/39	BBB+	750,000	870,218
Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	BBB+	1,060,000	1,070,420
Miami-Dade Cnty., G.O. Bonds, (Bldg. Better Communities Program), Ser. 15-D, 5.00%, 7/1/45	Aa2	5,500,000	6,443,360
Miami-Dade Cnty., Rev. Bonds, (Tran. Syst. Sales Surtax), 5.00%, 7/1/42	AA	3,000,000	3,236,730
Miami-Dade Cnty., Aviation Rev. Bonds
Ser. B, 5.00%, 10/1/41	A2	5,000,000	5,124,450
Ser. B, 5.00%, 10/1/40	A	10,000,000	11,892,900
Ser. A, 5.00%, 10/1/38	A	1,750,000	2,013,393
Ser. A, 4.00%, 10/1/44	A	3,000,000	3,294,420
Miami-Dade Cnty., School Dist. G.O. Bonds, Ser. A, 5.00%, 3/15/44	Aa2	5,600,000	6,288,072
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,800,000	2,007,378
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds
(Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	5,000,000	5,857,850
(Baptist Hlth. South FL), 4.00%, 8/15/49	AA-	2,000,000	2,192,680
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	536,093
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical University, Inc.), Ser. A
4.00%, 10/15/39(FWC)	A3	500,000	556,625
4.00%, 10/15/37(FWC)	A3	725,000	811,986
4.00%, 10/15/35(FWC)	A3	325,000	366,987

			64,242,909
Georgia (3.8%)
Atlanta, Tax Alloc. Bonds, (Atlantic Station)
5.00%, 12/1/24	A3	800,000	930,352
5.00%, 12/1/22	A3	1,375,000	1,511,084
Fulton Cnty., Dev. Auth. Rev. Bonds, (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	2,250,000	2,436,750
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	2,085,000	2,251,091
5.00%, 3/1/37	BBB-/F	450,000	494,096
Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds, (Northeast GA Hlth. Syst., Inc.), Ser. A, 5.00%, 2/15/36	A	4,000,000	4,710,520
Main St. Natural Gas, Inc. Gas Supply Mandatory Put Bonds (12/1/23), Ser. D, 1.97%, 8/1/48	Aa2	7,000,000	7,037,170
Main Street Natural Gas, Inc. Mandatory Put Bonds (12/2/24), Ser. B, 4.00%, 8/1/49	Aa1	5,000,000	5,579,000
Main Street Natural Gas, Inc. Rev. Bonds, (GA Gas), Ser. A, 5.50%, 9/15/21	A-	370,000	394,797
Main Street Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A
5.00%, 5/15/33	A3	1,500,000	1,836,300
5.00%, 5/15/22	A3	1,000,000	1,082,730
Muni. Election Auth. of GA Rev. Bonds
(Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A	3,500,000	3,944,535
(Plant Vogtle Units 3 & 4), Ser. A, 5.00%, 1/1/63	A2	2,500,000	2,861,975
(Plant Vogtle Units 3 & 4), Ser. A, 4.00%, 1/1/59	A2	1,000,000	1,056,650

			36,127,050
Guam (0.1%)
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 6.00%, 11/1/26	BB	250,000	263,870
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/34	Baa2	200,000	213,080
AGM, 5.00%, 10/1/30	AA	500,000	544,780

			1,021,730
Idaho (1.0%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 5.00%, 3/1/37	A3	1,500,000	1,782,195
ID State Hsg. & Fin. Assn. Rev. Bonds, (Garvee), 4.00%, 7/15/30	A2	7,000,000	7,333,200

			9,115,395
Illinois (10.0%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	2,880,000	3,461,270
Ser. B-2, 5.50%, 1/1/37	BBB+	4,000,000	4,512,520
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB-	1,500,000	1,648,320
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	Baa2	1,000,000	959,740
Chicago, Hsg. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/31	AA-	4,540,000	5,501,890
Chicago, Motor Fuel Tax Rev. Bonds, AGM
5.00%, 1/1/33	AA	1,000,000	1,098,820
5.00%, 1/1/30	AA	200,000	220,880
Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. F, 5.00%, 1/1/40	A2	3,700,000	3,710,064
Ser. A, 5.00%, 1/1/38	A	200,000	241,124
Ser. A, 5.00%, 1/1/37	A	1,200,000	1,452,756
Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/44	A	3,000,000	3,293,640
(2nd Lien), 5.00%, 1/1/39	A	2,720,000	2,988,410
Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/29	Baa2	1,750,000	2,056,548
AGM, 5.00%, 11/1/25	AA	1,420,000	1,424,388
IL State G.O. Bonds
5.00%, 11/1/41	Baa3	1,250,000	1,385,038
5.00%, 1/1/41	Baa3	700,000	768,460
5.00%, 11/1/34	Baa3	1,000,000	1,125,880
Ser. B, 5.00%, 10/1/32	Baa3	2,000,000	2,307,260
Ser. A, 5.00%, 12/1/31	Baa3	2,870,000	3,299,352
Ser. C, 5.00%, 11/1/29	Baa3	6,275,000	7,186,758
Ser. A, 5.00%, 12/1/28	Baa3	2,000,000	2,328,060
5.00%, 2/1/28	Baa3	2,350,000	2,708,140
Ser. D, 5.00%, 11/1/26	Baa3	9,250,000	10,591,713
5.00%, 8/1/21	Baa3	2,250,000	2,360,385
IL State Fin. Auth. Mandatory Put Bonds (9/1/22), (Field Museum of Natural History), 1.662%, 11/1/34	A2	7,915,000	7,938,033
IL State Fin. Auth. Rev. Bonds, (Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	543,400
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/47	Baa3	500,000	560,335
IL State Sales Tax Rev. Bonds, (Build Illinois Jr. Oblig.), Ser. A, 4.00%, 6/15/20	BBB	8,825,000	8,913,162
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. A, 5.00%, 6/15/57	BBB	2,500,000	2,787,975
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, (Green Bond), Ser. E, 5.00%, 12/1/29	AA+	1,580,000	1,897,327
Sales Tax Securitization Corp. Rev. Bonds, Ser. C, 5.50%, 1/1/36	AA-	4,450,000	5,455,923

			94,727,571
Indiana (1.7%)
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5.25%, 10/15/21	A2	6,150,000	6,558,545
IN State Fin. Auth. Edl. Fac. Rev. Bonds, (Butler U.), Ser. B, 5.00%, 2/1/27	A-	935,000	999,721
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	7,050,000	8,340,573

			15,898,839
Kansas (0.3%)
KS State Dev. Fin. Auth. Rev. Bonds, (Lifespace Cmnty's. Inc.), Ser. S, 5.00%, 5/15/30	BBB/F	2,900,000	2,928,507

			2,928,507
Kentucky (3.7%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,400,000	1,587,586
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Louisville Arena Auth., Inc.), Ser. A, AGM, 5.00%, 12/1/45	AA	2,750,000	3,201,028
KY State Property & Bldg. Comm. Rev. Bonds
(No. 119), 5.00%, 5/1/37	A1	2,500,000	2,993,575
(Project No. 117), Ser. B, 5.00%, 5/1/29	A1	850,000	1,022,703
(Project No. 117), Ser. B, 5.00%, 5/1/28	A1	565,000	682,825
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A3	9,750,000	10,803,195
Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	5,000,000	5,523,600
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A
5.00%, 10/1/30	A	1,135,000	1,356,075
4.00%, 10/1/34	A	6,000,000	6,560,160
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/31	A+	415,000	471,477
5.00%, 7/1/30	A+	1,000,000	1,139,800

			35,342,024
Louisiana (1.7%)
LA State Pub. Fac. Auth. Rev. Bonds, (LA State U. Greenhouse Phase III), Ser. A, 5.00%, 7/1/59	A3	6,000,000	6,992,040
St. John The Baptist Parish Mandatory Put Bonds (7/1/24), (Marathon Oil Corp.), Ser. A-2, 2.10%, 6/1/37	BBB	4,000,000	4,041,640
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, (St. Tammany Parish Hosp.), Ser. A
5.00%, 7/1/36	A+/F	1,715,000	2,069,662
5.00%, 7/1/35	A+/F	1,710,000	2,069,357
5.00%, 7/1/34	A+/F	655,000	794,201

			15,966,900
Maryland (0.2%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	750,000	851,858
MD State Econ. Dev. Corp. Rev. Bonds, (Seagirt Marine Term.), Ser. A
5.00%, 6/1/49	Baa3	500,000	592,495
5.00%, 6/1/44	Baa3	500,000	595,775

			2,040,128
Massachusetts (0.9%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Suffolk U.), 5.125%, 7/1/40	Baa2	2,000,000	2,032,120
(Franklin W. Olin College of Engineering), Ser. E, 5.00%, 11/1/43	A+	2,000,000	2,223,880
MA State Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.70%, 1/1/31	AA	885,000	885,974
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Northeastern U.), Ser. A, 5.00%, 10/1/35	A1	2,600,000	2,661,776
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	Aa2	895,000	905,087

			8,708,837
Michigan (7.5%)
Belding Area School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/40	AA	300,000	347,994
Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/34	Aa1	250,000	294,628
Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	77,500	77,494
Detroit, City School Dist. G.O. Bonds, (School Bldg. & Site), Ser. A, Q-SBLF, 5.00%, 5/1/31	Aa1	1,000,000	1,076,900
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, Ser. A, AGM
5.00%, 7/1/48	AA	7,000,000	7,738,709
5.00%, 7/1/38	AA	1,000,000	1,111,170
Detroit, Wtr. & Swr. Dept. Disp. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/32	A+	2,000,000	2,153,980
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36	AA	5,000	5,019
Flint, Hosp. Bldg. Auth. Rev. Bonds, (Hurley Med. Ctr.)
7.50%, 7/1/39	Ba1	150,000	153,630
7.375%, 7/1/35	Ba1	1,250,000	1,280,963
Genesee Cnty., Wtr. Supply Syst. G.O. Bonds
BAM, 5.25%, 2/1/40	AA	200,000	228,818
(Wtr. Supply Syst.), Ser. B, BAM, 5.00%, 2/1/33	AA	250,000	290,793
Grand Rapids, Wtr. Supply Syst. Rev. Bonds, 5.00%, 1/1/41	Aa2	400,000	463,448
Grand Valley, State U. Rev. Bonds, (MI State U.), Ser. A, U.S. Govt. Coll., 5.00%, 12/1/32	A1	250,000	295,120
Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A	7,780,000	9,109,369
Karegnondi, Wtr. Auth. Rev. Bonds
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A2	250,000	281,178
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/30	A2	3,000,000	3,374,670
5.00%, 11/1/36	A	1,285,000	1,523,316
5.00%, 11/1/34	A	1,600,000	1,909,040
5.00%, 11/1/31	A	1,100,000	1,326,578
Kentwood, Economic Dev. Rev. Bonds
(Holland Home), 5.625%, 11/15/32	BBB-/F	350,000	376,516
(Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	2,250,000	2,495,903
Kentwood, Pub. School G.O. Bonds, (School Bldg. & Site), 5.00%, 5/1/41	AA-	250,000	288,638
Lansing, School Dist. G.O. Bonds, (School Bldg. & Site), Ser. I, Q-SBLF, 5.00%, 5/1/41	AA	225,000	261,497
Lincoln, Cons. School Dist. G.O. Bonds, Ser. A, AGM, Q-SBLF, 5.00%, 5/1/40	AA	200,000	232,508
Livonia, Pub. School Dist. G.O. Bonds, AGM, 5.00%, 5/1/45	AA	200,000	229,948
MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5.00%, 1/1/27	A2	700,000	739,963
MI State Fin. Auth. Rev. Bonds
(Detroit Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/44	BB+	1,150,000	1,259,986
(Sparrow Hlth. Oblig. Group), 5.00%, 11/15/42	A+	1,590,000	1,712,907
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	5,250,000	5,974,448
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	400,000	462,624
(Local Govt. Loan Program Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/34	BB+	500,000	556,005
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A+	270,000	306,939
Ser. H-1, 5.00%, 10/1/30	AA-	500,000	569,305
(Detroit), Ser. C-3, 5.00%, 4/1/26	Aa2	1,000,000	1,186,160
(Detroit), Ser. C-3, 5.00%, 4/1/24	Aa2	500,000	570,900
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	BB+	850,000	921,052
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (College for Creative Studies), 5.00%, 12/1/45	BBB+	250,000	267,985
MI State Hosp. Fin. Auth. Rev Bonds (Trinity Hlth. Credit Group)
Ser. A, 5.00% 12/1/47(T)	Aa3	5,155,000	5,729,576
Ser. A1, 4.00% 12/1/49(T)	Aa3	4,100,000	4,506,697
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.)
Ser. A, 4.625%, 10/1/39	AA	225,000	237,278
Ser. A, 4.45%, 10/1/34	AA	100,000	105,693
Ser. D, 3.95%, 10/1/37	AA	1,050,000	1,077,531
MI State Strategic Fund Ltd. Rev. Bonds, (Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,500,000	1,673,325
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Detroit Edison Co.), AMBAC, 7.00%, 5/1/21	Aa3	1,500,000	1,609,050
Oakland U. Rev. Bonds
5.00%, 3/1/39	A1	2,000,000	2,229,000
Ser. A, 5.00%, 3/1/33	A1	500,000	547,380
5.00%, 3/1/32	A1	130,000	146,419
Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/36	AA	250,000	294,378
Saginaw, Hosp. Fin. Auth. Rev. Bonds, (Convenant Med. Ctr.), Ser. H, 5.00%, 7/1/30	A+	1,000,000	1,016,480
Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA	350,000	408,044

			71,036,952
Mississippi (2.2%)
MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN, (Chevron USA, Inc.), Ser. C, 1.60%, 12/1/30	VMIG 1	9,500,000	9,500,000
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	10,025,000	10,065,000
MS State Bus. Fin. Corp. Sol. Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Management, Inc.), 2.20%, 3/1/27	A-	1,250,000	1,266,088

			20,831,088
Missouri (1.3%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, (Kansas City Intl. Arpt. Terminal), Ser. B
5.00%, 3/1/39	A2	2,000,000	2,414,220
5.00%, 3/1/38	A2	2,480,000	3,001,519
5.00%, 3/1/37	A2	3,980,000	4,836,018
MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds, (Independence, Elec. Syst. Dogwood), Ser. A, 5.00%, 6/1/37	A	2,000,000	2,156,340

			12,408,097
Montana (0.1%)
MT State Fac. Fin. Auth. Rev. Bonds, (SCL Hlth. Syst.), Ser. A, 4.00%, 1/1/37	Aa3	600,000	686,334

			686,334
Nebraska (0.9%)
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A3	8,050,000	9,000,625

			9,000,625
Nevada (0.3%)
Clark Cnty., Impt. Dist. Special Assmt. Bonds, (Mountains Edge Local No. 142), 5.00%, 8/1/20	A	655,000	666,600
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A
2.75%, 6/15/28	Ba2	1,800,000	1,839,294
2.50%, 6/15/24	Ba2	720,000	729,079

			3,234,973
New Hampshire (0.8%)
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	688,550
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	1,500,000	1,733,250
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	4,500,000	5,210,370

			7,632,170
New Jersey (5.0%)
NJ State Econ. Dev. Auth. Rev. Bonds
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,250,000	1,472,450
Ser. B, 5.00%, 11/1/26	Baa1	5,400,000	6,375,348
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	3,000,000	3,475,500
NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds, (NJ American Wtr. Co.)
Ser. B, 5.60%, 11/1/34	A1	2,000,000	2,023,920
Ser. D, 4.875%, 11/1/29	A1	1,100,000	1,125,806
NJ State Hlth. Care Fac. Fin. Auth. VRDN, (AHS Hosp. Corp.), Ser. B, 1.62%, 7/1/36	VMIG 1	3,700,000	3,700,000
NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.), Ser. A, 6.00%, 6/15/35 (Prerefunded 6/15/21)	Baa1	3,000,000	3,208,620
Ser. A, 5.00%, 12/15/39	Baa1	1,200,000	1,400,856
Ser. A, 5.00%, 12/15/35	Baa1	2,200,000	2,574,176
Ser. A, 5.00%, 12/15/34	Baa1	3,725,000	4,371,511
(Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	Baa1	8,760,000	7,968,184
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/35	A-	4,000,000	4,761,600
Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds, (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	4,750,000	5,084,115

			47,542,086
New Mexico (1.2%)
Farmington, Poll. Control Rev. Bonds, (AZ Pub. Svc. Co.), Ser. B, 4.70%, 9/1/24	A2	4,500,000	4,616,595
NM State Hosp. Equip. Loan Council Hosp. Rev. Bonds, Ser. A
5.00%, 8/1/44	AA	3,000,000	3,641,970
4.00%, 8/1/48	AA	1,100,000	1,205,952
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/32	BB+/F	2,155,000	2,250,682

			11,715,199
New York (4.7%)
Metro. Trans. Auth. Rev. Bonds
Ser. D-1, 5.00%, 11/15/39	A1	3,360,000	3,822,638
(Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	5,500,000	6,272,695
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 2.06%, 11/1/26	AA	4,385,000	4,387,675
MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46 (Prerefunded 1/22/20)	A2	2,765,000	2,769,839
NY City, Indl. Dev. Agcy. Rev. Bonds, (Queens Baseball Stadium - Pilot), AMBAC, 5.00%, 1/1/23	Baa2	300,000	303,501
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds, (2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	2,000,000	2,326,540
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 1.70%, 6/15/43	VMIG 1	7,000,000	7,000,000
NY State Dorm Auth. Personal Income Tax Rev. Bonds, Ser. D
4.00%, 2/15/40	Aa1	1,500,000	1,709,520
4.00%, 2/15/38	Aa1	4,000,000	4,585,520
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	2,000,000	2,229,140
Port Auth. of NY & NJ Rev. Bonds
Ser. 207, 5.00%, 9/15/31	Aa3	3,800,000	4,653,594
Ser. 172nd, 4.50%, 4/1/37	Aa3	1,940,000	2,043,324
Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN, (Syracuse U.), Ser. A-2, 1.63%, 12/1/37	VMIG 1	2,535,000	2,535,000

			44,638,986
North Carolina (0.4%)
NC State Tpk. Auth. Rev. Bonds, (Triangle Expressway Auth.), AGM, 5.00%, 1/1/49	AA	3,500,000	4,231,815

			4,231,815
Ohio (5.0%)
Akron, Income Tax Rev. Bonds
4.00%, 12/1/41	AA	750,000	819,150
4.00%, 12/1/40	AA	1,345,000	1,472,183
4.00%, 12/1/38	AA	770,000	846,369
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5.75%, 6/1/34	CCC+	4,000,000	4,019,960
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	2,500,000	2,881,925
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports)
4.00%, 5/1/39	AA+	750,000	841,313
4.00%, 5/1/34	AA+	1,280,000	1,460,211
4.00%, 5/1/33	AA+	560,000	641,962
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A
6.125%, 7/1/40	BBB/F	1,000,000	1,096,120
6.00%, 7/1/35	BBB/F	1,875,000	2,057,269
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB-/F	1,000,000	1,074,090
Lancaster, Port Auth. Mandatory Put Bonds (2/1/25), Ser. A, 5.00%, 8/1/49	Aa2	7,500,000	8,686,425
Middleburg Heights, Hosp. Rev. Bonds, (Southwest Gen. Hlth. Ctr.), 5.00%, 8/1/47	A2	1,500,000	1,603,440
OH State G.O. Bonds, (Infrastructure Impt.), Ser. A, 4.00%, 2/1/33	Aa1	5,500,000	5,838,635
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Kenyon College 2020), 4.00%, 7/1/44(FWC)	A2	5,650,000	6,090,870
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, U.S. Govt. Coll., 4.00%, 1/1/43 (Prerefunded 1/1/28)	AAA/P	15,000	17,840
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	2,001,528
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	A3	645,000	743,195
5.00%, 2/15/33	A3	355,000	410,156
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	1,350,000	1,466,573
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	145,000	156,533
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A
4.00%, 7/1/39	A	500,000	544,835
4.00%, 7/1/38	A	1,000,000	1,093,550
4.00%, 7/1/34	A	1,170,000	1,298,840

			47,162,972
Oregon (0.8%)
Gilliam Cnty., Solid Waste Disp. 144A Mandatory Put Bonds (5/1/20), (Waste Mgt., Inc.), Ser. A, 2.40%, 8/1/25	A-	1,625,000	1,637,448
Portland, Rev. Bonds, Ser. C, 7.701%, 6/1/22	Aaa	5,415,000	5,867,965

			7,505,413
Pennsylvania (5.0%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A
5.00%, 4/1/35	A	2,300,000	2,760,782
5.00%, 4/1/33	A	4,000,000	4,837,200
Centre Ctny., Hosp. Auth. Rev. Bonds, (Mount Nittany Med. Ctr.), Ser. A, 5.00%, 11/15/41	A+	500,000	572,045
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	120,000	135,497
5.00%, 1/1/31	BBB+/F	100,000	113,203
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/29	Baa3	500,000	554,705
PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95%, 10/1/30	AA+	315,000	333,163
PA State Tpk. Comm. Rev. Bonds
Ser. A, 5.00%, 12/1/44	A1	5,245,000	5,932,043
Ser. A, 5.00%, 12/1/44	A3	2,800,000	3,350,480
Ser. B-1, 5.00%, 6/1/42	A3	1,725,000	2,020,027
Ser. 2nd, 5.00%, 12/1/36	A3	2,000,000	2,397,940
zero %, 12/1/44	A2	5,000,000	5,211,700
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Independence Charter School-West)
5.00%, 6/15/39	BB/P	500,000	531,000
4.00%, 6/15/29	BB/P	350,000	360,273
Philadelphia, Gas Wks. Rev. Bonds
5.00%, 8/1/32	A	1,000,000	1,163,760
5.00%, 8/1/31	A	1,000,000	1,169,130
Philadelphia, School Dist. G.O. Bonds, Ser. A
4.00%, 9/1/37	A2	1,850,000	2,063,028
4.00%, 9/1/36	A2	2,000,000	2,239,320
Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	3,000,000	3,057,510
Pittsburgh, Wtr. & Swr. Auth. Rev. Bonds, Ser. B, AGM
5.00%, 9/1/33	AA	1,000,000	1,345,470
5.00%, 9/1/32	AA	1,000,000	1,327,990
South Central PA, Gen. Auth. Rev. Bonds, (WellSpan Health Oblig. Group), Ser. A, 4.00%, 6/1/49	Aa3	5,000,000	5,526,050

			47,002,316
Rhode Island (0.5%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/33	BBB+	1,000,000	1,160,150
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,250,000	3,466,873

			4,627,023
South Carolina (3.9%)
Charleston Cnty., Arpt. Dist. Syst. Rev. Bonds, Ser. A, 5.25%, 7/1/33	A1	5,320,000	5,926,374
Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds, (LexMed Oblig. Group)
4.00%, 11/1/32	A1	750,000	838,350
4.00%, 11/1/31	A1	750,000	842,040
Myrtle Beach, Tax Allocation Bonds, (Myrtle Beach Air Force Base Redev.)
5.00%, 10/1/29	A2	1,000,000	1,188,760
5.00%, 10/1/28	A2	425,000	507,344
Patriots Energy Group Fin. Agcy. Gas Supply Mandatory Put Bonds (2/1/24), Ser. A, 4.00%, 10/1/48	Aa2	4,205,000	4,585,679
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	2,000,000	2,258,780
Ser. E, 5.50%, 12/1/53	A2	2,000,000	2,239,520
Ser. E, 5.25%, 12/1/55	A2	1,970,000	2,263,471
Ser. E, 5.00%, 12/1/48	A2	1,455,000	1,602,333
Ser. A, 5.00%, 12/1/36	A2	4,000,000	4,681,600
SC Trans. Infrastructure Bank Mandatory Put Bonds (10/1/22), Ser. 03B, 1.595%, 10/1/31	Aa3	10,000,000	10,012,600

			36,946,851
Tennessee (1.9%)
Chatanooga TN Hlth Ed & Hsg Fac Rev Bonds (Commonspirit Health), Ser A1
4.00%, 8/1/37(T)	BBB+	425,000	471,830
4.00%, 8/1/38(T)	BBB+	425,000	470,694
5.00%, 8/1/44(T)	BBB+	425,000	490,554
4.00%, 8/1/44(T)	BBB+	875,000	958,150
5.00%, 8/1/49(T)	BBB+	775,000	889,802
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Mandatory Put Bonds (7/1/21), (Vanderbilt U. Med. Ctr.), Ser. D, 4.194%, 7/1/46	A3	5,000,000	5,101,000
Tennergy Corp., Gas Mandatory Put Bonds (10/1/24), Ser. A, 5.00%, 2/1/50	Aa2	4,500,000	5,176,079
TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A, 5.25%, 9/1/20	A3	4,000,000	4,097,400

			17,655,509
Texas (10.6%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Uplift Ed.), Ser. A, PSFG, 5.00%, 12/1/33	AAA	1,075,000	1,300,309
(Riverwalk Education Foundation, Inc.), PSFG, 4.00%, 8/15/44	AAA	4,600,000	5,141,788
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	365,000	414,717
Bexar Cnty., G.O. Bonds, 4.00%, 6/15/34	Aaa	2,000,000	2,242,540
Central TX Regl. Mobility Auth. Rev. Bonds, (Sr. Lien), Ser. A, 5.00%, 1/1/33	A-	650,000	712,140
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools)
Ser. B, 5.00%, 8/15/27	A-	375,000	447,589
PSFG, 4.00%, 8/15/31	AAA	2,000,000	2,288,740
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (IDEA Pub. Schools), PSFG, 5.00%, 8/15/33	AAA	1,000,000	1,167,290
Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	9,030,000	10,583,070
Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/41	AA+	2,215,000	2,609,802
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	5,000,000	5,661,950
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Baa2	1,300,000	1,394,172
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN, (The Methodist Hosp.), Ser. C-1, 1.68%, 12/1/24	A-1+	8,175,000	8,175,000
Houston, Higher Ed. Fin. Co. Rev. Bonds, (Cosmos Foundation), Ser. A, 5.00%, 2/15/32	BBB	1,250,000	1,312,388
Houston, Util. Syst. Rev. Bonds
Ser. D, 5.00%, 11/15/39	Aa2	2,285,000	2,611,024
Ser. A, 5.00%, 11/15/33(FWC)	Aa2	5,300,000	6,799,582
Irving, Hotel Occupancy Tax Rev. Bonds
5.00%, 8/15/43	BBB+	1,000,000	1,183,940
5.00%, 8/15/39	BBB+	600,000	715,818
5.00%, 8/15/36	BBB+	430,000	517,299
5.00%, 8/15/34	BBB+	300,000	363,093
5.00%, 8/15/33	BBB+	240,000	291,456
5.00%, 8/15/31	BBB+	100,000	122,295
Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5.00%, 5/15/40	A	750,000	862,193
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	2,250,000	2,669,108
Montgomery Cnty., Toll Road Auth. Rev. Bonds
5.00%, 9/15/34	BBB-	1,145,000	1,299,667
5.00%, 9/15/33	BBB-	710,000	807,263
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	750,000	803,633
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.00%, 7/1/48	AA	1,705,000	1,814,819
(Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa2	1,000,000	1,118,650
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43	A1	9,700,000	11,943,125
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A3	250,000	297,288
San Antonio, Arpt. Syst. Rev. Bonds, AGM, 5.25%, 7/1/32	AA	1,415,000	1,415,000
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	2,750,000	3,196,958
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa3	5,000,000	5,834,600
TX State Indl. Dev. Corp. Rev. Bonds, (Arco Pipelines Co.), 7.375%, 10/1/20	A1	4,000,000	4,172,560
TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security)
5.00%, 9/1/47	A+	1,750,000	1,787,713
5.00%, 9/1/37	A+	250,000	255,795
TX State Wtr. Dev. Board Rev. Bonds, Ser. A, 4.00%, 10/15/54	AAA	5,250,000	5,876,378

			100,210,752
Utah (1.6%)
Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. C, 1.62%, 5/15/36	A-1+	6,545,000	6,545,000
Salt Lake City, Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/43	A+	5,000,000	5,925,800
Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6.75%, 5/15/20 (Escrowed to maturity)	AAA/P	300,000	304,788
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.)
5.00%, 10/15/38	AA	720,000	845,035
5.00%, 10/15/33	AA	420,000	501,203
5.00%, 10/15/31	AA	530,000	637,823

			14,759,649
Virginia (3.8%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB+/F	650,000	727,740
Federal Home Loan Mortgage Corp. Rev. Bonds, Ser. M-053, Class A, 2.55%, 6/15/35	AA+	14,990,000	15,352,158
Gloucester Cnty., Indl. Dev. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/19), (Waste Mgt. Svcs.), Ser. A, 2.40%, 9/1/38	A-	1,375,000	1,401,221
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (VA United Methodist Homes, Inc.)
5.00%, 6/1/25	BB+/P	410,000	436,908
5.00%, 6/1/23	BB+/P	445,000	475,612
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27 (Escrowed to maturity)	AA	10,500,000	12,355,423
VA State Small Bus. Fin. Auth. Rev. Bonds
(95 Express Lanes LLC), 5.00%, 1/1/44	BBB	4,000,000	4,240,680
(Express Lanes, LLC), 5.00%, 7/1/34	BBB	1,200,000	1,277,580

			36,267,322
Washington (2.6%)
Grant Cnty., Pub. Util. Dist. No. 2 Mandatory Put Bonds (12/2/20), (Elec. Syst.), 2.00%, 1/1/44	AA+	2,500,000	2,508,676
King Cnty., Public Hosp. Dist. No. 1 G.O. Bonds, (Valley Med. Ctr.), 5.00%, 12/1/37	A2	4,500,000	5,447,430
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	1,000,000	1,124,110
Seattle, Solid Waste Disp. Rev. Bonds, 4.00%, 6/1/32	AA+	2,000,000	2,249,200
WA State G.O. Bonds, Ser. 21A
5.00%, 6/1/40(FWC)	Aaa	2,500,000	3,002,900
5.00%, 6/1/35(FWC)	Aaa	1,500,000	1,826,715
5.00%, 6/1/33(FWC)	Aaa	1,150,000	1,408,946
5.00%, 6/1/32(FWC)	Aaa	1,250,000	1,538,400
5.00%, 6/1/30(FWC)	Aaa	1,250,000	1,550,338
5.00%, 6/1/28(FWC)	Aaa	700,000	844,648
5.00%, 6/1/27(FWC)	Aaa	700,000	831,201
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.301%, 1/1/42	A+	2,500,000	2,529,500

			24,862,064
West Virginia (0.1%)
WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB, (Appalachian Pwr. Co.), Ser. A, 5.375%, 12/1/38	A-	1,000,000	1,031,210

			1,031,210
Wisconsin (0.4%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	1,000,000	1,083,400
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Three Pillars Sr. Living), 5.00%, 8/15/28	A/F	1,040,000	1,151,998
(Thedacare, Inc.), 4.00%, 12/15/49	A1	1,000,000	1,097,060

			3,332,458

Total municipal bonds and notes (cost $938,761,334)			$989,812,992

SHORT-TERM INVESTMENTS (0.2%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 1.72%(AFF)	Shares	568,639	$568,639
U.S. Treasury Bills 1.908%, 3/12/20		$138,000	137,597
U.S. Treasury Bills 1.618%, 4/16/20(SEG)(SEGSF)		289,000	287,721
U.S. Treasury Bills 1.574%, 5/7/20(SEG)		330,000	328,240
U.S. Treasury Bills 1.565%, 6/11/20(SEGSF)		777,000	771,661

Total short-term investments (cost $2,093,660)			$2,093,858
TOTAL INVESTMENTS

Total investments (cost $940,854,994)			$991,906,850

FUTURES CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
U.S. Treasury Bond 30 yr (Short)	21	$3,274,031	$3,274,031	Mar-20	$70,843
U.S. Treasury Bond Ultra 30 yr (Short)	46	8,356,188	8,356,188	Mar-20	214,740

Unrealized appreciation					285,583

Unrealized (depreciation)					—

Total					$285,583

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
	Swap counterparty/ notional amount	Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citibank, N.A.
	$3,800,000	$248,885		$—	1/2/50	1.46% — Quarterly	SIFMA Municipal Swap index — Quarterly	$248,885
	20,520,000	224,899	(E)	—	10/18/31	1.404% — Quarterly	SIFMA Municipal Swap index — Quarterly	224,899
	38,000,000	228,114	(E)	—	10/18/26	SIFMA Municipal Swap index — Quarterly	1.182% — Quarterly	(228,114)
	72,190,000	512,332	(E)	—	10/20/26	SIFMA Municipal Swap index — Quarterly	1.159% — Quarterly	(512,332)
	21,250,000	597,635	(E)	—	10/21/41	1.559% — Quarterly	SIFMA Municipal Swap index — Quarterly	597,635

	Upfront premium received			—		Unrealized appreciation		1,071,419

	Upfront premium (paid)			—		Unrealized (depreciation)		(740,446)

	Total			$—			Total	$330,973
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$3,055,000	$5,108	$—	1/23/20	—	1.52% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$5,108
1,530,000	2,336	—	1/24/20	—	1.52% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	2,336
3,800,000	18,468	—	1/22/20	—	1.54% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	18,468
4,625,000	55,218	—	1/7/20	—	2.05% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(55,218)
3,000,000	7,797	—	1/22/20	—	2.15% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	7,797
3,475,000	57,181	—	2/10/20	—	2.24% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	57,181
2,280,000	216,887	—	6/2/20	—	2.7% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(216,887)
4,560,000	441,773	—	6/4/20	—	2.71% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(441,772)
Goldman Sachs International
3,055,000	10,017	—	1/15/20	—	1.52% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	10,017
10,000,000	60,360	—	1/16/20	—	1.55% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	60,360
Morgan Stanley & Co. International PLC
1,530,000	3,063	—	1/21/20	—	1.52% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	3,063
1,530,000	3,063	—	1/21/20	—	1.52% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	3,063
2,875,000	261,398	—	6/4/20	—	2.68% minus Municipal Market Data Index AAA municipal yields 30 Year rate	(261,398)

Upfront premium received		—	Unrealized appreciation			167,393

Upfront premium (paid)		—	Unrealized (depreciation)			(975,275)

Total		$—			Total	$(807,882)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2019 through December 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $948,985,662.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/19
	Short-term investments
	Putnam Short Term Investment Fund*	$—	$68,054,102	$67,485,463	$21,197	$568,639

	Total Short-term investments	$—	$68,054,102	$67,485,463	$21,197	$568,639
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $280,525.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $618,969.
(FWC)	Forward commitment, in part or in entirety.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $52,457,496 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.61%, 1.76% and 1.91%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	18.3%
	Transportation	16.9
	Utilities	13.2
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $547,286 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $618,969 and may include amounts related to unsettled agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. [cont.]
	At the close of the reporting period, the fund’s investments with a value of $33,177,908 were held by the TOB trust and served as collateral for $19,696,226 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $34,589 for these investments based on an average interest rate of 1.34%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$989,812,992	$—
Short-term investments	568,639	1,525,219	—

Totals by level	$568,639	$991,338,211	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$285,583	$—	$—
Interest rate swap contracts	—	330,973	—
Total return swap contracts	—	(807,882)	—

Totals by level	$285,583	$(476,909)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	50
OTC interest rate swap contracts (notional)	$129,100,000
OTC total return swap contracts (notional)	$45,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com